Revenue recognition and operating segments - Organic Revenue measures (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments
Organic Revenue growth excluding disinfection	6.60%	7.00%
Organic Revenue growth including disinfection	4.20%	2.90%
Pest control
Disclosure of operating segments
Organic Revenue growth excluding disinfection	5.60%	8.20%
Organic Revenue growth including disinfection	5.60%	8.20%
Hygiene & Wellbeing
Disclosure of operating segments
Organic Revenue growth excluding disinfection	9.30%	7.20%
Organic Revenue growth including disinfection	(4.00%)	(5.70%)
France Workwear
Disclosure of operating segments
Organic Revenue growth excluding disinfection	16.60%	1.50%
Organic Revenue growth including disinfection	16.60%	1.50%
North America
Disclosure of operating segments
Organic Revenue growth excluding disinfection	5.70%	8.70%
Organic Revenue growth including disinfection	3.20%	1.50%
Europe (incl LATAM)
Disclosure of operating segments
Organic Revenue growth excluding disinfection	9.10%	4.70%
Organic Revenue growth including disinfection	6.30%	1.90%
UK & Sub Saharan Africa
Disclosure of operating segments
Organic Revenue growth excluding disinfection	4.70%	12.30%
Organic Revenue growth including disinfection	2.90%	9.90%
Asia & MENAT
Disclosure of operating segments
Organic Revenue growth excluding disinfection	11.00%	5.80%
Organic Revenue growth including disinfection	6.80%	4.90%
Pacific
Disclosure of operating segments
Organic Revenue growth excluding disinfection	7.90%	6.40%
Organic Revenue growth including disinfection	7.50%	6.30%